Commitments and Contingencies Boyd Commitments (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2017
Other Commitments [Line Items]
Purchase price		$ 1.2
Development Agreement
Other Commitments [Line Items]
Purchase price	$ 24.5
Minimum
Other Commitments [Line Items]
Obligation to fund certain pre-development costs, annual amount		1.0
Maximum
Other Commitments [Line Items]
Obligation to fund certain pre-development costs, annual amount		$ 2.0